Prepaid Expenses and Other Current and Non-Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule Of Prepaid Expenses And Other Current Assets [Abstract]
Other Receivables, net		$ 23,374	$ 23,450
Deposit		57,901	67,945
Prepayment	[1]	557,067	34,813
Total of prepaid expenses other		638,342	126,208
Non Current Portion		11,252
Current Portion		627,090	126,208
Total of other current and non current prepaid expenses		$ 638,342	$ 126,208

[1]	The balance mainly due to the prepaid for the consulting fees and it will be utilized subsequently.